Financial Instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Instruments
NOTE 8.	FINANCIAL INSTRUMENTS

A.	Accounting classifications and fair values of financial instruments-
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of December 31, 2021, and 2020. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
Additionally, as of December 31, 2021, and 2020, the disclosure of the fair value for the lease obligations is not required.

	Carrying amount						Fair value hierarchy
As of December 31, 2021	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	12,473,967	—	—	—	—	12,473,967	—	12,473,967	—	12,473,967
Equity instruments(i)	—	—	448,949	—	—	448,949	—	448,949	—	448,949

Total	12,473,967	—	448,949	—	—	12,922,916

Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	76,506,447	—	76,506,447	—	—	—	—
Customers	—	—	—	101,259,081	—	101,259,081	—	—	—	—
Officials and employees	—	—	—	3,752,693	—	3,752,693	—	—	—	—
Sundry debtors	—	—	—	37,034,460	—	37,034,460	—	—	—	—
Investments in joint ventures and associates	—	—	—	2,254,952	—	2,254,952	—	—	—	—
Notes receivable	—	—	—	1,646,290	—	1,646,290	—	—	—	—
Mexican Government Bonds	—	—	—	110,855,356	—	110,855,356	109,124,514	—	—	109,124,514
Other assets	—	—	—	4,537,481	—	4,537,481	—	—	—	—

Total	—	—	—	337,846,759	—	337,846,759

Financial liabilities measured at fair value
Derivative financial instruments	(13,636,086)	—	—	—	—	(13,636,086)	—	(13,636,086)	—	(13,636,086)

Total	(13,636,086)	—	—	—	—	(13,636,086)

Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(264,056,358)	(264,056,358)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(32,015,808)	(32,015,808)	—	—	—	—
Leases	—	—	—	—	(59,351,648)	(59,351,648)	—	—	—	—
Debt	—	—	—	—	(2,249,695,894)	(2,249,695,894)	—	(2,211,701,630)	—	(2,211,701,630)

Total	—	—	—	—	(2,605,119,708)	(2,605,119,708)

(i)	Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

	Carrying amount						Fair value hierarchy
As of December 31, 2020	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	25,947,993	—	—	—	—	25,947,993	—	25,947,993	—	25,947,993
Equity instruments(i)	—	—	384,665	—	—	384,665	—	384,665	—	384,665

Total	25,947,993	—	384,665	—	—	26,332,658

Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	39,989,781	—	39,989,781	—	—	—	—
Customers	—	—	—	68,382,413	—	68,382,413	—	—	—	—
Officials and employees	—	—	—	3,539,505	—	3,539,505	—	—	—	—
Sundry debtors	—	—	—	28,076,118	—	28,076,118	—	—	—	—
Investments in joint ventures and associates	—	—	—	12,015,129	—	12,015,129	—	—	—	—
Notes receivable	—	—	—	886,827	—	886,827	—	—	—	—
Mexican Government Bonds	—	—	—	129,549,519	—	129,549,519	129,320,536	—	—	129,320,536
Other assets	—	—	—	3,824,913	—	3,824,913	—	—	—	—

Total	—	—	—	286,264,205	—	286,264,205

Financial liabilities measured at fair value
Derivative financial instruments	(9,318,015)	—	—	—	—	(9,318,015)	—	(9,318,015)	—	(9,318,015)

Total	(9,318,015)	—	—	—	—	(9,318,015)

Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(281,978,041)	(281,978,041)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(30,709,497)	(30,709,497)	—	—	—	—
Leases	—	—	—	—	(63,184,128)	(63,184,128)	—	—	—	—
Debt	—	—	—	—	(2,258,727,317)	(2,258,727,317)	—	(2,232,694,117)	—	(2,232,694,117)

Total	—	—	—	—	(2,634,598,983)	(2,634,598,983)

(i)	Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

As of December 31, 2021 and 2020, PEMEX has monetary assets and liabilities denominated in foreign currency as indicated below:

	As of December 31, 2021
	Foreign currency
	Assets	Liabilities	Net position Asset/(Liability)	Exchange rate		Equivalent to Mexican peso
U.S. dollar	14,268,352	97,614,622	(83,346,270)	20.	5835	Ps.	(1,715,557,949)
Euro	741,098	11,735,899	(10,994,801)	23.	4086		(257,372,899)
Pounds sterling	2,085	469,032	(466,947)	27.	8834		(13,020,070)
Japanese yen	—	110,178,061	(110,178,061)	0.	1789		(19,710,855)
Swiss francs	—	365,348	(365,348)	22.	5924		(8,254,088)

Total						Ps.	(2,013,915,861)

	As of December 31, 2020
	Foreign currency
	Assets	Liabilities	Net position Asset/(Liability)	Exchange rate		Equivalent to Mexican peso
U.S. dollar	7,293,404	87,866,609	(80,573,205)	19.	9487	Ps.	(1,607,330,695)
Euro	2,564	13,501,943	(13,499,379)	24.	4052		(329,455,044)
Pounds sterling	30	819,590	(819,560)	27.	2579		(22,339,485)
Japanese yen	—	110,165,166	(110,165,166)	0.	1933		(21,294,927)
Swiss francs	—	515,348	(515,348)	22.	5720		(11,632,435)

Total						Ps.	(1,992,052,586)

Debt is valued and registered at amortized cost and the fair value of debt is estimated using quotes from major market sources which are then adjusted internally using standard market pricing models. As a result of relevant assumptions, the estimated fair value does not necessarily represent the actual terms at which existing transactions could be liquidated or unwound.
The information related to “Cash and cash equivalents”, “Customers and other accounts receivable”, “Investments in joint ventures and associates”, “Promissory notes issue, government bonds, long-term notes receivable and other assets”, “Debt”, “Leases” and “Derivative financial instruments” is described in the following notes, respectively:

•	Note 9, Cash and cash equivalents.

•	Note 10, Customers and other financing and non-financing accounts receivable.

•	Note 12, Investments in joint ventures and associates.

•	Note 15, Promissory notes issue, government bonds, long-term notes receivable, government bonds and other assets.
•	Note 16, Debt.

•	Note 17, Leases.

•	Note 18, Derivative financial instruments.

B.	Fair value hierarchy-
PEMEX values the fair value of its financial instruments under standard methodologies commonly applied in the financial markets. PEMEX’s related assumptions and inputs therefore fall under the three Levels of the fair value hierarchy for market participant assumptions, as described below.
The fair values determined by Level 1 inputs utilize quoted prices in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs are based on quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observed for assets or liabilities. Level 3 inputs are unobservable inputs for the assets or liabilities, and include situations where there is little, if any, market activity for the assets or liabilities.
Management uses appropriate valuation techniques based on the available inputs to measure the fair values of PEMEX’s applicable financial assets and financial liabilities.
When available, PEMEX measures fair value using Level 1 inputs, because they generally provide the most reliable evidence of fair value.